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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4915

DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

55 East Monroe Street, Suite 3600, Chicago, Illinois 60603

(Address of principal executive offices)    (Zip code)

Nathan I. Partain	John R. Sagan, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
55 East Monroe Street, Suite 3600	71 South Wacker Drive
Chicago, Illinois 60603	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 368-5510

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

        Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

        The Annual Report to Stockholders follows.

DNP Select
Income Fund Inc.

Annual Report

December 31, 2007

        Fund Distributions and Managed Distribution Plan: Your Fund has been paying a regular 6.5 cent per share monthly distribution on its common stock since July 1997. In February 2007, the Board of Directors adopted a Managed Distribution Plan, which provides for the Fund to continue to make a monthly distribution on its common stock of 6.5 cents per share. Under the Managed Distribution Plan, the Fund will distribute all available investment income to shareholders, consistent with the Fund’s primary investment objective. If and when sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return capital to its shareholders.

        To the extent that the Fund uses capital gains and/or returns of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.

        The Fund estimates that it has distributed more than its income and capital gains in the current year; therefore, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”.

        The amounts and sources of distributions reported in monthly statements from the Fund are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund has sent you a Form 1099-DIV for the calendar year 2007 that tells you how to report these distributions for federal income tax purposes.

        The Board may amend, suspend or terminate the Managed Distribution Plan without prior notice to shareholders if it deems such action to be in the best interests of the Fund and its shareholders. For example, the Board might take such action if the Plan had the effect of shrinking the Fund’s assets to a level that was determined to be detrimental to Fund shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above net asset value) or widening an existing trading discount.

        The Managed Distribution Plan is described in a Question and Answer format on your Fund’s website http://www.dnpselectincome.com, and discussed in the Board of Directors section of this report.

January 31, 2008

Dear Fellow Shareholders:

        Performance Review: Consistent with its primary objective of current income, the Fund declared twelve monthly distributions of 6.5 cents per share of common stock during 2007. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 7.37% common stock dividend yield based on the December 31, 2007 closing price of $10.59 per share. That yield compares favorably with the year-end yields of 2.82% on the Dow Jones Utility Index and 2.77% on the S&P 500 Utilities Index. Please refer to the portion of this letter captioned “Board of Directors Meetings” for important information about the Fund’s distributions.

        Your Fund had a total return (income plus change in market price) of 5.5% for the year ended December 31, 2007, below the 15.8% return of the composite of the S&P 500 Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund. In comparison, the S&P 500 Utilities Index – a stock-only index – had a total return of 19.4%. The S&P 500 Utilities Index return continued to be aided by two factors. First, a private equity consortium aggressively bid up the share price of one of the largest-weighted component companies of the index. Second, higher commodity prices benefited the energy merchant sector within the utility group. Energy merchants are companies that generate, transmit, or purchase for resale electricity as a commodity in the unregulated wholesale market. While the merchant companies benefited from rising energy prices during 2007, your Fund does not have much exposure to these companies because of their typically lower yields and higher risk profiles.

        On a longer-term basis, as of December 31, 2007, your Fund had a five-year cumulative total return of 56.6%, again below that of the 122.9% return of the composite of the S&P 500 Utilities Index and the Lehman Utility Bond Index, reflecting the stock and bond ratio of the Fund. In comparison, the S&P 500 Utilities Index had a total return during that period of 164.3%. It is important to note that the composite index includes no fees or expenses. The following table compares the performance of your Fund to various market benchmarks:

	Cumulative Total Return*
	DNP Select Income Fund Inc.
For the period indicated through December 31, 2007	Market	NAV	Composite Index	S&P 500 Utilities Index	Lehman Utility Bond Index

One year	5.5%	10.0%	15.8%	19.4%	5.2%
Five years	56.6%	118.6%	122.9%	164.3%	31.4%

*	Total return includes dividends reinvested in the Fund or index, as applicable. The Composite Index is a composite of the returns of the S&P 500 Utilities Index and the Lehman Brothers Utility Bond Index, weighted to reflect the stock and bond ratio of the Fund. Performance returns for the S&P 500 Utilities Index and Lehman Brothers Utility Bond Index were obtained from Bloomberg LLP. Fund returns were obtained from the Administrator of the Fund. Past performance is not indicative of future results.

        Mortgage Sector Ripple Effects: Your Fund has been largely insulated from the crisis in the housing and mortgage sectors, due to its primary objective of income and its focus on defensive utility industries. Your Fund currently has no direct exposure to the residential mortgage sector. The Federal National Mortgage Association bonds held by your Fund at the end of 2007, and the Federal Home Loan Bank bonds currently held, are direct obligations of United States government sponsored enterprises (GSEs). However, your Fund does borrow in the money market to earn a spread when investing in longer-term securities (leverage). The turmoil in the capital markets since the summer of 2007 has made borrowing more difficult and increased the cost to the Fund, which has had a negative effect on the benefit of leverage. Nevertheless, the Fund’s use of leverage remains profitable for the time being, particularly since money market rates have recently declined.

1

        The volatility in the capital markets poses several questions: How is it that the rate on a balloon or variable rate mortgage in the United States could be tied to the rate at which banks in London make loans to each other? How could delinquencies on those mortgages skyrocket and sour security valuations held by investors around the globe? How could declining security valuations threaten the strength of preeminent international financial institutions and increase the cost of borrowing for almost everyone? And, what can be done about it?

        “Eurodollar” is a term that refers to dollar-denominated bank deposits located outside the United States. The Eurodollar market refers to financial transactions in Eurodollars. In the 1980s, computer technology and the increased sophistication of international finance enabled a significant increase in Eurodollar transactions. More recently, the low savings rate and high level of imports (i.e. the trade deficit) in the U.S. have placed many more dollars in the hands of international holders for use in international transactions. The Eurodollar market is now one of the world’s primary capital markets, where companies settle international transactions, invest excess cash, make short-term loans, and finance imports and exports.

        Because of its geographic position and historic leadership in finance, London has become the principal center of the Eurodollar market. The British Bankers’ Association (BBA) surveys a group of London banks that are representative of the overall market and reports the interest rates at which banks borrow funds from each other, in dollars and other currencies, in the London market. That rate is referred to as the London Interbank Offered Rate, or LIBOR.

        A more familiar interest rate to many of us is the federal funds rate. The federal funds rate is the interest rate charged by U.S. banks on loans to each other. Unlike LIBOR, the federal funds rate is a tool the Federal Reserve uses to implement monetary policy – nudge rates lower to stimulate growth and higher to fight inflation. Because LIBOR is a rate not directly influenced by any country’s monetary policy, is disseminated internationally, and typically has tremendous liquidity, it has become a benchmark for setting credit-sensitive interest rates globally.

        Interest rates and risk premiums required of borrowers were very low early in this decade. The Federal Reserve established an accommodative monetary policy after the stock market bubble burst in 2000 and after the terrorist attacks of September 11, 2001. With the cost of credit low, the demand for and price of housing rose sharply. Some individuals took out mortgages that they barely were able to afford at the artificially low initial “teaser” rates, but were unable to afford if their mortgage rate adjusted to the level of market rates. Other individuals were able to get mortgage financing even though they had a compromised credit history - often referred to as “sub-prime” loans. Homeowners also over-extended themselves by using home equity lines of credit, with their homes pledged as collateral. The home equity loan proceeds were often used as a down payment on cars, plasma TVs and other consumer goods. Other consumers took advantage of low interest rates to take out auto loans or to run up balances on their credit cards.

        Historically, residential mortgages were originated by banks that either retained them for their investment portfolios or sold them to a GSE, such as Fannie Mae, for securitization: A GSE aggregates, or pools, mortgages that have been originated in accordance with uniform standards, sells to investors securities backed by the pool, and guarantees the investors timely payment of principal and interest received from the mortgages in the pool. Over the past few years, the development of newer and more complex securities, backed by pools of assets that often included sub-prime loans, has greatly expanded the universe of entities originating assets for securitization, satisfying investor appetite for more investment choices as to cash flow, quality, and yield. The interest rates on these new securities are based on LIBOR, regardless of whether the securities are backed by adjustable-rate mortgages or home equity, credit card, or auto loans.

2

        When interest rates on housing debt began resetting from artificially low teaser rates to LIBOR-based floating rates, distressed homeowners flooded the market with homes for sale and the mortgage default rate rose sharply. Although LIBOR and the federal funds rate usually track each other very closely, beginning late in the summer of 2007, LIBOR and federal funds rate diverged significantly as credit concerns began to mount. Rising defaults caused the mortgage security market to become illiquid and the value of many mortgage-related securities to drop. The availability of credit also began to drop precipitously. Staggering losses have been reported along the global chain of finance and investment, resulting in concerns about the viability of some financial institutions and the future of consumer spending. Financial and investment risk had been misjudged and the capital markets were struggling.

        To make credit easier to get and to forestall housing woes from spilling over to the general economy, the Fed began lowering the federal funds rate in September 2007. LIBOR, however, remained stubbornly high. To target liquidity to any bank that might need it, the Fed initiated a Treasury Auction Facility (TAF). TAFs were established so that banks could receive liquidity in exchange for posting a wide range of collateral. With signs of economic weakness mounting, both here and abroad, and in light of tremendous volatility in the stock market, the Fed made an emergency three quarters of one percent cut in the federal funds rate on January 22, and an additional reduction of one half of one percent to 3.00% on January 30.

        The Fed cannot directly affect house prices, the value of securities based on the health of the housing sector, or the long-term cost and availability of credit to troubled borrowers. What the Fed can do is support economic growth and employment through accommodative monetary policy. By demonstrating a willingness to choose liquidity and growth over all other concerns, the Fed can create time for problem sectors of the economy to make needed adjustments. For this reason, we believe that still lower short-term rates are on the horizon.

3

        At the February meeting of the Fund’s Board of Directors each year, the Fund’s analysts make a presentation to the Board regarding utility and REIT industry trends and outlooks. A review of specific issues affecting those industries based on those presentations will appear in our next quarterly letter to you. The graph below is a presentation of your Fund’s investments summarized by sector as of December 31, 2007.

SECTOR ALLOCATION*

*	Sector allocation is based on total investments rather than total net assets applicable to common stock and includes securities purchased with the cash proceeds from securities loaned.

        Board of Directors Meetings: At the regular December 2007 Board of Directors’ meeting, the Board declared the following monthly dividends:

Cents Per Share	Record Date	Payable Date

6.5	December 31	January 10
6.5	January 31	February 11
6.5	February 29	March 10

        At the regular February 2008 Board of Directors’ meeting, the Board declared the following monthly dividends:

Cents Per Share	Record Date	Payable Date

6.5	March 31	April 10
6.5	April 30	May 12
6.5	May 30	June 10

        About your Fund’s Distribution Policy: At the February 2007 Board of Directors meeting, the Board reaffirmed the current 6.5 cent per share monthly distribution rate and formalized the monthly distribution process by adopting a Managed Distribution Plan (MDP). The Board reviews the merit of the MDP every Board meeting, with the most recent review conducted in February 2008. The Plan is described in a Question and Answer format on your Fund’s web site: http://www.dnpselectincome.com.

        Longer-term interest rates remain relatively low and utility common stock dividend yields are well below their long-term average. Since 2004, the Fund has made increased use of realized gains offset by tax loss carryforwards to supplement its investment income. Until the Fund utilizes all of its tax loss carryforwards, distributions to shareholders derived from realized gains will be treated as ordinary income for tax purposes under the Internal

4

Revenue Code (IRC). The treatment of the Fund’s realized gains as ordinary income for tax purposes has enabled the Fund to maintain its current monthly “income only” distribution rate. The Fund expects that it will exhaust the use of the tax loss carryfoward in 2008. In the absence of tax loss carryforwards, distributions from realized gains would be treated as taxable gains rather than ordinary income.

        The Investment Company Act of 1940 and related rules of the Securities and Exchange Commission (SEC) generally prohibit investment companies from distributing long-term capital gains, as defined by the IRC, more often than once in a twelve–month period. However, funds that have adopted a Managed Distribution Plan often seek exemptive relief from the SEC, permitting them to distribute long-term capital gains more than once a year. In order to potentially augment the sources from which your Fund’s monthly distribution can be paid, your Fund has applied to the SEC for such exemptive relief. The Fund’s application is one of many applications for such exemptive relief currently before the SEC. While we currently anticipate that the SEC will act on the Fund’s request for relief during 2008, there can be no assurance that our request will be granted, or granted within any specific time frame.

        If the granting of exemptive relief is denied or delayed by the SEC, and the Fund still needs to supplement its investment income from other sources after utilizing all of its tax loss carryforwards, the Fund’s monthly shareholder distributions may need to include a portion of return of capital in order to maintain the distribution rate. Even if the Fund receives exemptive relief from the SEC, a return of capital could occur if the Fund were to distribute more than its income and net realized capital gains. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you but does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” Any return of capital would not be taxable to shareholders in the year it is paid. Rather, shareholders would be required to reduce the cost basis of their shares by the amount of the return of capital so that, when the shares are ultimately sold, they will have properly accounted for the return of capital.

        Automatic Dividend Reinvestment Plan and Direct Deposit Service—The Fund has a dividend reinvestment plan (DRP) available as a benefit to all registered shareholders and also offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly distribution check. These services are offered through BNY Mellon Shareowner Services. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact The Bank of New York (1-877-381-2537 or http://stock.bankofny.com). Information on these services is also available on the Fund’s website at the address noted below.

        Please keep in mind that if the closing market price of Fund shares on the valuation date is less than the Net Asset Value (NAV) per share, BNY Mellon Shareowner Services, as plan agent, receives DRP funds in cash and purchases the reinvestment shares in the open market. The December 10, 2007 dividend reinvestment took place through open market purchases.

        The Adviser—Since 1995, the Fund’s investment adviser, Duff & Phelps Investment Management Co. (the “Adviser”) has been a subsidiary of Phoenix Investment Partners, Ltd. (“PXP”). On February 7, 2008, PXP’s parent company, The Phoenix Companies, Inc., announced its intention to spin off PXP to its shareholders in the third quarter of 2008.

        Visit us on the Web—You can obtain the most recent shareholder financial reports and distribution information at our website, http://www.dnpselectincome.com.

        We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

Francis E. Jeffries, CFA Chairman of the Board	Nathan I. Partain, CFA Director, President, and Chief Executive Officer

5

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholders of
DNP Select Income Fund Inc.:

        We have audited the accompanying statement of assets and liabilities of DNP Select Income Fund Inc. (the “Fund”), including the schedule of investments, as of December 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DNP Select Income Fund, Inc. at December 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accounting principles.

Chicago, Illinois
February 15, 2008

6

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS
December 31, 2007

COMMON STOCKS—99.3%

Shares	Description	Value (Note 1)
	■ ELECTRIC AND GAS—72.9%
1,000,000	Atmos Energy Corp.	$ 28,040,000
3,071,300	CenterPoint Energy Inc.	52,611,369
1,125,000	Consolidated Edison Inc.	54,956,250
1,400,000	Dominion Resources, Inc.	66,430,000
3,530,000	Duke Energy Corp.	71,200,100
1,464,000	Exelon Corp.	119,520,960
1,735,000	FPL Group Inc.	117,598,300
1,535,000	FirstEnergy Corp.	111,041,900
290,500	Integrys Energy Group, Inc.	15,015,945
188,673	National Grid PLC ADR (United Kingdom)	15,744,762
675,714	National Grid PLC (United Kingdom)	11,217,939
800,000	Nicor Inc.	33,880,000
1,000,000	Northeast Utilities Inc.	31,310,000
2,237,200	NSTAR	81,031,384
1,350,000	PG&E Corp.	58,171,500
1,200,000	PPL Corp.	62,508,000
2,000,000	Pepco Holdings Inc.	58,660,000
1,500,000	Pinnacle West Capital Corp.	63,615,000
1,375,000	Progress Energy Inc.	66,591,250
900,000	Public Service Enterprise Group Inc.	88,416,000
1,000,000	Puget Energy, Inc.	27,430,000
500,000	Red Electrica de Espana, S.A. (Spain)	31,609,527
1,000,000	Scottish & Southern Energy ADR (United Kingdom)	32,606,100
850,000	Scottish & Southern Energy PLC (United Kingdom)	27,715,129
800,000	Sempra Energy	49,504,000
2,000,000	Southern Co.	77,500,000
1,015,000	Spectra Energy Corp.	26,207,300
2,200,000	Teco Energy Inc.	37,862,000
1,500,000	Vectren Corp.	43,515,000
1,000,000	WGL Holdings Inc.	32,760,000
1,000,000	Westar Energy Inc.	25,940,000
3,499,304	Xcel Energy Inc.	78,979,291

		1,699,189,006

The accompanying notes are an integral part of these financial statements.

7

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2007

Shares	Description	Value (Note 1)
	■ TELECOMMUNICATION—21.2%
2,095,230	AT&T Inc.	$ 87,077,759
1,464,000	BCE Inc. (Canada)	58,179,360
565,000	BT Group PLC ADR (United Kingdom)	30,464,800
1,377,000	Chunghwa Telecom Co. Ltd. ADR (Taiwan)	29,068,470
3,000,000	Citizens Communications Co.	38,190,000
1,000,000	France Telecom SA (France)	35,995,678
4,855,000	TeliaSonera AB (Sweden)	45,446,141
2,019,492	Verizon Communications Inc.	88,231,606
1,121,640	Vodafone Group PLC ADR (United Kingdom)	41,859,605
3,128,360	Windstream Corp.	40,731,247

		495,244,666
	■ NON-UTILITY—5.2%
52,425	AMB Property Corp.	3,017,583
59,232	Alexandria Real Estate Equities Inc.	6,022,117
33,146	AvalonBay Communities Inc.	3,120,364
33,000	BRE Properties, Inc.	1,337,490
50,595	Boston Properties Inc.	4,645,127
115,922	Corporate Office Properties Trust	3,651,543
62,953	DCT Industrial Trust Inc.	586,092
75,702	Developers Diversified Realty Corp.	2,898,630
107,788	Diamondrock Hospitality Co.	1,614,664
130,314	Digital Realty Trust Inc.	5,000,148
18,192	Douglas Emmett Inc.	411,321
68,696	Duke Realty Corp.	1,791,592
89,979	Equity Residential	3,281,534
34,688	Essex Property Trust Inc.	3,381,733
136,580	Extra Space Storage Inc.	1,951,728
31,623	Federal Realty Investment Trust	2,597,830
124,038	General Growth Properties Inc.	5,107,885
107,965	Health Care Property Investors Inc.	3,755,023
83,745	Health Care REIT Inc.	3,742,564
28,603	Hospitality Properties Trust	921,589
269,831	Host Hotels & Resorts Inc.	4,597,920
14,082	Kilroy Realty Corp.	773,947

The accompanying notes are an integral part of these financial statements.

8

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2007

Shares	Description	Value (Note 1)
123,186	Kimco Realty Corp.	$ 4,483,970
43,044	LaSalle Hotel Properties	1,373,104
58,382	The Macerich Co.	4,148,625
48,643	Nationwide Health Properties, Inc.	1,525,931
134,419	ProLogis	8,519,476
51,271	Public Storage Inc.	3,763,804
46,482	Regency Centers Corp.	2,997,624
44,908	SL Green Realty Corp.	4,197,102
120,411	Simon Property Group Inc.	10,458,900
64,639	Sunstone Hotel Investors Inc.	1,182,247
60,246	Tanger Factory Outlet Centers, Inc.	2,271,877
83,839	UDR, Inc.	1,664,204
111,795	Ventas Inc.	5,058,724
66,011	Vornado Realty Trust	5,805,667

		121,659,679

	Total Common Stocks (Cost—$1,684,100,975)	2,316,093,351

The accompanying notes are an integral part of these financial statements.

9

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2007

PREFERRED STOCKS—9.0%

Shares	Description	Value (Note1)
	■ UTILITY—3.0%
700,000	Entergy Corp. 7 5/8% due 2/17/09	$ 50,137,500
220,000	Southern California Edison 6 1/8% Perpetual	21,016,886

		71,154,386

	■ NON-UTILITY—6.0%
710,432	AMB Property Corp. 7% Series O Perpetual	15,593,982
17,300	AvalonBay Communities Inc. 8.70% Series H Perpetual	438,209
650,000	Duke Realty Corp. 6.95% Series M Perpetual	13,097,500
800,000	Federal National Mortgage Association 8 1/4% Perpetual	20,600,000
300,000	Federal National Mortgage Association 7% Perpetual	13,903,140
605,000	Kimco Realty Corp. 7 3/4% Series G Perpetual	13,830,300
900,000	Public Storage Inc. 7 1/4% Series I Perpetual	18,936,000
600,000	Realty Income Corp. 7 3/8% Series D Perpetual	14,190,000
660,000	UDR, Inc. 6 3/4% Series G Perpetual	13,431,000
200,000	Vornado Realty Trust 7% Series E Perpetual	4,260,000
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	4,620,483
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	6,919,500

		139,820,114

	Total Preferred Stocks (Cost—$216,668,393)	210,974,500

BONDS—33.5%

Ratings*
Par Value	Description	Moody’s	Standard and Poor’s	Value (Note 1)
■ ELECTRIC AND GAS—13.0%
$ 10,000,000	AGL Capital Corp.
	7 1/8%, due 1/14/11	Baa1	BBB+	$ 10,725,940
22,000,000	Arizona Public Service Company
	6 7/8%, due 8/01/36	Baa2	BBB–	22,522,500
19,450,000	Comed Financing II
	8 1/2%, due 1/15/27	Ba2	B	18,874,630

The accompanying notes are an integral part of these financial statements.

10

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2007

		Ratings*
Par Value	Description	Moody’s	Standard and Poor’s	Value (Note 1)
$ 9,304,000	Commonwealth Edison Co.
	8%, due 5/15/08	Baa2	BBB	$ 9,398,892
24,000,000	Dominion Resources Capital Trust I
	7.83%, due 12/01/27	Baa3	BBB	25,097,136
25,000,000	Duke Capital Corp.
	7 1/2%, due 10/01/09	Baa1	BBB	26,071,650
20,000,000	Duke Energy Corp., Series D
	7 3/8%, due 3/01/10	A3	A–	21,251,840
5,000,000	Entergy Corp.
	6.30%, due 9/01/35	Baa1	A–	4,737,130
10,000,000	FPL Group Capital Inc.
	7 3/8%, due 6/01/09	A2	A–	10,368,110
5,000,000	FirstEnergy Corp.
	7 3/8%, due 11/15/31	Baa3	BBB–	5,502,285
24,340,000	Illinois Power Co.
	7 1/2%, due 6/15/09	Baa3	BBB–	25,061,827
17,000,000	Keyspan Corp.
	7 5/8%, due 11/15/10	Baa1	A–	18,338,699
10,000,000	Northern Border Partners LP
	8 7/8%, due 6/15/10	Baa2	BBB	10,965,510
5,000,000	NSTAR
	8%, due 2/15/10	A2	A	5,358,885
9,101,000	PSEG Power LLC
	7 3/4%, due 4/15/11	Baa1	BBB	9,799,001
9,000,000	PSEG Power LLC
	8 5/8%, due 4/15/31	Baa1	BBB	11,104,659
25,000,000	Reliant Energy Resources Corp.
	7 3/4%, due 2/15/11	Baa3	BBB	26,828,225
12,915,000	Sempra Energy
	7.95%, due 3/01/10	Baa1	BBB+	13,805,993
6,488,000	Southern Union Co.
	7.60%, due 2/01/24	Baa3	BBB–	6,835,763
8,850,000	Southern Union Co.
	8 1/4%, due 11/15/29	Baa3	BBB–	9,930,992

The accompanying notes are an integral part of these financial statements.

11

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2007

		Ratings*
Par Value	Description	Moody’s	Standard and Poor’s	Value (Note 1)
$ 10,000,000	TE Products Pipeline Co.
	7.51%, due 1/15/28	Baa3	BBB–	$ 10,386,050

				302,965,717
	■ TELECOMMUNICATION—16.2%
8,000,000	AT&T Wireless Services Inc.
	8 1/8%, due 5/01/12	A2	A	8,903,528
11,500,000	Alltel Corp.
	7 7/8%, due 7/01/32	Caa1	B–	8,855,000
15,098,000	BellSouth Capital Funding Corp.
	7 3/4%, due 2/15/10	A2	A	16,074,901
10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, due 2/15/30	A2	A	11,682,550
22,000,000	British Telecom PLC
	8 3/8%, due 12/15/10	Baa1	BBB+	24,157,474
15,000,000	Centurytel Inc.
	8 3/8%, due 10/15/10	Baa2	BBB	16,336,620
15,000,000	Centurytel Inc.
	6 7/8%, due 1/15/28	Baa2	BBB	14,980,095
8,900,000	Comcast Corp.
	7.05%, due 3/15/33	Baa2	BBB+	9,751,935
13,000,000	Deutsche Telekom Int’l Finance B.V. (Germany)
	8%, due 6/15/10	A3	A–	13,886,418
23,140,000	France Telecom SA (France)
	7 3/4%, due 3/01/11	A3	A–	24,888,898
17,000,000	Koninklijke KPN NV (Netherlands)
	8%, due 10/01/10	Baa2	BBB+	18,243,159
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, due 10/01/30	Baa2	BBB+	18,035,595
24,104,000	Nextel Communications Corp.
	7 3/8%, due 8/01/15	Baa3	BBB	23,751,575
10,000,000	Sprint Capital Corp.
	8 3/8%, due 3/15/12	Baa3	BBB	10,839,840
10,000,000	TCI Communications Inc.
	8 3/4%, due 8/01/15	Baa2	BBB+	11,648,580

The accompanying notes are an integral part of these financial statements.

12

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2007

		Ratings*
Par Value	Description	Moody’s	Standard and Poor’s	Value (Note 1)
$ 5,000,000	TCI Communications Inc.
	7 1/8%, due 2/15/28	Baa2	BBB+	$ 5,212,620
5,500,000	Tele-Communications Inc.
	7 7/8%, due 8/01/13	Baa2	BBB+	6,034,303
32,000,000	Telecom Italia Capital (Italy)
	7.20%, due 7/18/36	Baa2	BBB+	35,394,784
15,000,000	Telefonica Emisiones SAU (Spain)
	7.045%, due 6/20/36	Baa1	BBB+	16,821,510
11,500,000	Telefonica Europe BV (Spain)
	7 3/4%, due 9/15/10	Baa1	BBB+	12,316,558
5,000,000	Telefonica Europe BV (Spain)
	8 1/4%, due 9/15/30	Baa1	BBB+	6,191,430
17,000,000	Telus Corp. (Canada)
	8%, due 6/01/11	Baa1	BBB+	18,432,726
15,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30	A3	A	18,231,984
20,000,000	Vodafone Group PLC (United Kingdom)
	7 3/4%, due 2/15/10	Baa1	A–	21,108,060
5,000,000	Vodafone Group PLC (United Kingdom)
	7 7/8%, due 2/15/30	Baa1	A–	5,907,555

				377,687,698
	■ NON-UTILITY—4.3%
8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20	A2	A+	10,860,176
9,600,000	Duke Realty LP
	6.80%, due 2/12/09	Baa2	BBB	9,728,947
80,000,000	Federal National Mortgage Association
	7 1/4%, due 1/16/09	Aaa	AAA	80,100,720

				100,689,843

	Total Bonds (Cost—$770,021,482)			781,343,258

The accompanying notes are an integral part of these financial statements.

13

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2007

Par Value/ Shares		Description	Value (Note 1)
SHORT-TERM INSTRUMENTS—25.3%
#$	5,742,294	AIM STIC Liquid Assets Portfolio	$ 5,742,294
#	13,000,000	Banc of America Securities LLC Repurchase Agreement,
		4.570%, dated 12/31/07, due 1/02/08, with a repurchase price of
		$13,003,301 and collateralized by $13,260,001 market value of
		corporate bonds having an average coupon rate of 6.15% and
		an original weighted average maturity of 11/30/37	13,000,000
#	25,000,000	Bank of America, NA Floating Rate Notes**
		4.550%, due 2/08/08	25,000,000
#	80,000,000	BNP Paribas Securities Repurchase Agreement,
		4.580%, dated 12/31/07, due 1/02/08, with a repurchase price of
		$80,020,356 and collateralized by $81,600,000 market value of
		asset-backed securities (ABS) and collateralized mortgage
		obligations (CMOs) having an average coupon rate of 5.50% and
		an original weighted average maturity of 12/31/32	80,000,000
#	50,000,000	Citigroup Global Markets Inc. Master Note
		4.620%, due 1/02/08	50,000,000
#	15,000,000	Credit Suisse First Boston LLC Repurchase Agreement,
		4.580%, dated 12/31/07, due 1/02/08, with a repurchase price of
		$15,003,817 and collateralized by $15,300,870 market value of
		CMOs having an average coupon rate of 5.82% and an
		original weighted maturity of 5/26/35	15,000,000
#	50,000,000	Deutsche Bank Securities Inc. Repurchase Agreement,
		4.580%, dated 12/31/07, due 1/02/08, with a repurchase price of
		$50,012,722 and collateralized by $51,000,001 market value of
		ABS and corporate bonds having an average coupon rate of 5.59%
		and an original weighted average maturity of 12/19/28	50,000,000
#	10,000,000	Dresdner Kleinwort Wasserstein Securities LLC Repurchase Agreement,
		4.580%, dated 12/31/07, due 1/02/08, with a repurchase price of
		$10,002,544 and collateralized by $10,203,732 market value of
		CMOs having an average coupon rate of 5.33% and an original
		weighted average maturity of 6/05/37	10,000,000
#	100,000,000	Goldman Sachs & Co. Repurchase Agreement,
		4.600%, dated 12/31/07, due 1/02/08, with a repurchase price of
		$100,025,556 and collateralized by $102,000,000 market value of
		ABS and CMOs having an average coupon rate of 5.24% and
		an original weighted average maturity of 10/31/33	100,000,000

The accompanying notes are an integral part of these financial statements.

14

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2007

Par Value/ Shares		Description	Value (Note 1)
#$	100,000,000	Greenwich Capital Markets Inc. Repurchase Agreement,
		4.600%, dated 12/31/07, due 1/02/08, with a repurchase price of
		$100,025,556 and collateralized by $102,001,745 market value of
		CMOs having an average coupon rate of 8.16% and an original
		weighted average maturity of 7/18/37	$ 100,000,000
#	20,000,000	Harrier Finance Funding LLC Floating Rate Notes*
		4.598%, due 1/28/08	20,000,382
#	75,000,000	Lehman Brothers Inc. Repurchase Agreement,
		4.570%, dated 12/31/07, due 1/02/08, with a repurchase price of
		$75,019,042 and collateralized by $76,500,724 market value of
		corporate bonds having an average coupon rate of 6.38% and
		an original weighted average maturity of 8/18/16	75,000,000
#	25,000,000	Merrill Lynch Pierce Fenner & Smith Inc. Repurchase Agreement,
		4.590%, dated 12/31/07, due 1/02/08, with a repurchase price of
		$25,006,375 and collateralized by $26,251,227 market value of
		ABS and corporate bonds having an average coupon rate of 5.30%
		and an original weighted average maturity of 3/09/20	25,000,000
#	20,000,000	Morgan Stanley & Co., Inc. Floating Rate Notes*
		4.680%, due 1/11/08	20,000,671

		Total Short-Term Instruments (Cost—$588,743,347)	588,743,347

		TOTAL INVESTMENTS—167.1% (Cost--$3,259,060,206)	3,897,154,456

		OTHER ASSETS LESS LIABILITIES—(45.7%)	(1,065,380,761)

		AUCTION PREFERRED STOCK—(21.4%)	(500,000,000)

		NET ASSETS APPLICABLE TO COMMON STOCK—100.0%	$ 2,331,773,695

*	Bond ratings are not covered by the report of the independent registered public accounting firm.

#	This security was purchased with the cash proceeds from securities loaned.

**	The coupon rate shown on floating rate notes is the rate at period end.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of these financial statements.

15

DNP SELECT INCOME FUND INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

ASSETS:
Investments at value (cost $3,259,060,206) including $468,000,000 of
repurchase agreements and $564,930,213 of securities loaned	$ 3,897,154,456
Cash	23,000,379
Receivables:
Securities sold	103,462
Interest	16,630,670
Dividends	7,200,401
Securities lending income	120,912
Prepaid expenses	97,432

Total Assets	$ 3,944,307,712

LIABILITIES:
Due to Adviser (Note 2)	4,587,260
Due to Administrator (Note 2)	1,106,493
Dividends payable on common stock	14,877,962
Interest payable on remarketed preferred stock	1,911,802
Dividends payable on auction preferred stock	344,444
Payable for securities lending broker rebates	1,897,320
Payable for securities purchased	36,026
Accrued expenses	926,683
Payable upon return of securities on loan	586,846,027
Remarketed preferred stock (5,000 shares issued and outstanding; liquidation
preference $100,000 per share)(Note 5)	500,000,000

Total Liabilities	1,112,534,017

Auction preferred stock (20,000 shares issued and outstanding;
liquidation preference $25,000 per share)(Note 5)	500,000,000

NET ASSETS APPLICABLE TO COMMON STOCK	$ 2,331,773,695

CAPITAL:
Common stock ($.001 par value; 250,000,000 shares authorized and
228,891,720 shares issued and outstanding)	$ 228,892
Paid-in surplus	1,748,617,609
Accumulated net realized loss on investments	(30,504,917)
Distributions in excess of net investment income	(24,662,057)
Net unrealized appreciation (depreciation) on investments and foreign
currency translation	638,094,168

Net assets applicable to common stock (equivalent to $10.19 per
share based on 228,891,720 shares outstanding)	$ 2,331,773,695

The accompanying notes are an integral part of these financial statements.

16

DNP SELECT INCOME FUND INC.
STATEMENT OF OPERATIONS
For the year ended December 31, 2007

INVESTMENT INCOME
Interest	$ 49,257,684
Dividends (less withholding tax of $1,961,700)	102,513,607
Securities lending income, net	2,288,029

Total investment income	154,059,320

EXPENSES
Management fees (Note 2)	18,035,407
Remarketed preferred stock interest expense (Note 5)	23,769,661
Administrative fees (Note 2)	4,357,081
Transfer agent fees	489,300
Custodian fees	821,250
Remarketing agent fees - remarketed preferred stock	1,267,360
Broker-dealer commissions - auction preferred stock	1,267,360
Shareholder reports and postage	730,000
Professional fees	372,700
Directors’ fees (Note 2)	489,300
Other expenses	513,786

Total expenses	52,113,205

Net investment income	101,946,115

REALIZED AND UNREALIZED GAIN
Net realized gain on investments	124,481,983
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translation	21,396,969

Net realized and unrealized gain	145,878,952

DISTRIBUTIONS ON AUCTION PREFERRED STOCK FROM:
Net investment income (Note 5)	(27,069,153)

Total distributions	(27,069,153)

Net increase in net assets applicable to common stock resulting from operations	$ 220,755,914

The accompanying notes are an integral part of these financial statements.

17

DNP SELECT INCOME FUND INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2007	For the year ended December 31, 2006

FROM OPERATIONS:
Net investment income	$ 101,946,115	$ 101,751,096
Net realized gain	124,481,983	103,781,423
Net change in unrealized appreciation on investments and
foreign currency translation	21,396,969	325,173,704
Distributions on auction preferred stock from net investment income	(27,069,153)	(16,244,083)

Net increase in net assets applicable to common stock resulting from
operations	220,755,914	514,462,140

DISTRIBUTIONS TO COMMON STOCKHOLDERS:
From and in excess of net investment income (Note 4)	(177,760,670)	(175,734,577)

Total distributions to common stockholders	(177,760,670)	(175,734,577)

FROM CAPITAL STOCK TRANSACTIONS:
Shares issued to common stockholders from dividend reinvestment of
2,369,603 shares and 2,686,482 shares, respectively	24,584,918	26,927,777
Offering costs incurred in the sale of 20,000 shares of auction
preferred stock	(8,677)	(5,660,038)

Net increase in net assets derived from capital share transactions	24,576,241	21,267,739

Total increase	67,571,485	359,995,302

TOTAL NET ASSETS APPLICABLE TO COMMON STOCK:
Beginning of year	2,264,202,210	1,904,206,908

End of year (including distributions in excess of net investment income
of $24,662,057 and $23,398,395, respectively)	$ 2,331,773,695	$ 2,264,202,210

The accompanying notes are an integral part of these financial statements.

18

DNP SELECT INCOME FUND INC.
STATEMENT OF CASH FLOWS
For the year ended December 31, 2007

INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities:
Interest received	$ 50,028,238
Income dividends received	102,484,662
Long-term capital gains dividends received	4,186,334
Return of capital on investments	964,780
Securities lending income, net	2,300,088
Expenses paid	(78,648,385)
Purchase of investment securities	(734,307,360)
Proceeds from sale/redemption of investment securities	795,708,510
Amortization of premiums and discounts on debt securities	9,906,034

Net cash provided by operating activities		152,622,901
Cash flows provided by (used in) financing activities:
Offering costs relating to auction preferred stock	(8,677)
Dividends paid	(177,606,646)
Proceeds from issuance of common stock under dividend
reinvestment plan	24,584,918

Net cash used in financing activities		(153,030,405)

Net decrease in cash and cash equivalents		(407,504)
Cash—beginning of year		23,407,883

Cash—end of year		$ 23,000,379

Reconciliation of net increase in net assets resulting from operations to net cash provided by operating activities:
Net increase in net assets resulting from operations		$ 220,755,914
Change in investments	61,401,151
Net realized gain on investments	(124,481,983)
Net change in unrealized appreciation (depreciation) on investments	(21,396,969)
Amortization of premiums and discounts on debt securities	9,906,034
Return of capital on investments	964,780
Long-term capital gains dividends received	4,186,334
Decrease in interest receivable	770,554
Increase in dividends receivable	(28,945)
Increase in accrued expenses	533,972
Decrease in other receivable	12,059

Total adjustments		(68,133,013)

Net cash provided by operating activities		$ 152,622,901

The accompanying notes are an integral part of these financial statements.

19

DNP SELECT INCOME FUND INC.
FINANCIAL HIGHLIGHTS—SELECTED PER SHARE DATA AND RATIOS

        The table below provides information about income and capital changes for a share of common stock outstanding throughout the years indicated:

	For the year ended December 31,
	2007	2006	2005	2004	2003

Net asset value:
Beginning of year	$ 10.00	$ 8.51	$ 8.75	$ 7.94	$ 7.37

Net investment income(1)	0.48	0.47	0.41	0.54	0.75
Net realized gain (loss) and change in
unrealized appreciation/(depreciation)
on investments	0.61	1.89	0.14	1.06	0.62
Dividends on auction preferred stock
from net investment income	(0.12)	(0.07)	—	—	—

Total from investment operations
applicable to common stock	0.97	2.29	0.55	1.60	1.37
Dividends on common stock from and in
excess of net investment income	(0.78)	(0.78)	(0.75)	(0.79)	(0.80)
Return of capital	—	—	(0.04)	—	—

Total distributions	(0.78)	(0.78)	(0.79)	(0.79)	(0.80)
Auction preferred stock offering costs	—	(0.02)	—	—	—

Net asset value:
End of year	$ 10.19	$ 10.00	$ 8.51	$ 8.75	$ 7.94

Per share market value:
End of year	$ 10.59	$ 10.82	$ 10.39	$ 11.92	$ 10.96
Ratio of expenses to average net assets
applicable to common stock	2.26%	2.40%	2.24%	1.86%	1.89%
Ratio of net investment income to average
net assets applicable to common
stock(1)	4.43%	5.02%	4.51%	5.63%	9.88%
Total investment return on market value	5.47%	12.50%	(6.16%)	17.35%	19.82%
Portfolio turnover rate(1)	22.34%	29.60%	27.99%	43.71%	242.69%
Net assets applicable to common stock,
end of year (000's omitted)	$2,331,774	$2,264,202	$1,904,207	$1,935,437	$1,738,286

(1)	Beginning in 2004, the Fund reduced its use of short-term trading strategies designed to capture dividend income and made increased use of realized gains to supplement its investment income. Until the Fund utilizes all of its tax loss carryforwards, distributions to shareholders derived from such realized gains will be treated as ordinary income for tax purposes. In addition, the reduced use of short-term trading strategies reduced the Fund’s portfolio turnover rate during the years ended December 31, 2007, 2006, 2005 and 2004. The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

20

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2007

(1) SIGNIFICANT ACCOUNTING POLICIES:

        DNP SELECT INCOME FUND INC. (the “Fund”) was incorporated under the laws of the State of Maryland on November 26, 1986. The Fund commenced operations on January 21, 1987, as a closed-end diversified management investment company registered under the Investment Company Act of 1940. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

        The following are the significant accounting policies of the Fund:

(a) Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at the last reported sale price or, if there was no sale on the pricing date, then the security is valued at the mean of the bid and ask prices as obtained on that day from one or more dealers regularly making a market in that security. Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less at time of purchase are valued on an amortized cost basis, which approximates market value.

(b) Repurchase agreements are fully collateralized by U.S. Treasury, U.S. Government Agency and other investment grade securities. All collateral is held by an independent third-party custodian bank on behalf of the Fund until maturity of the repurchase agreement. Provisions of the agreement provide that the market value of the collateral plus accrued interest on the collateral is greater than or equal to the repurchase price plus accrued interest at all times. In the event of a default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying collateral securities at market value; however realization and/or retention of the collateral may be subject to legal proceedings.

(c) It is the Fund’s policy to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for Federal income or excise taxes is required. The Fund intends to utilize provisions of Federal income tax laws which allow a realized capital loss to be carried forward for eight years following the year of loss. At December 31, 2007, the Fund had tax capital loss carryforwards of $30,440,479 which will expire in 2011. These capital loss carryforwards will be reduced by future realized gains, whether or not distributed (see Note 4). At December 31, 2007, on a tax basis, the Fund had undistributed net investment income of $0 and based on a $3,281,874,899 tax cost of investments, gross unrealized appreciation of $655,947,619 and unrealized depreciation of $40,668,062. The difference between the book basis and tax basis of distributable earnings and cost of investments are primarily a result of tax deferral of wash sale losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

21

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
December 31, 2007

The Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) entitled “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109” on June 29, 2007. FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

(d) Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities for financial reporting purposes. Discounts and premiums are not amortized for tax purposes.

(e) Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation at the mean of the quoted bid and asked prices of such currencies. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the rate of exchange prevailing on the respective date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(f) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g) In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value and expands disclosures about fair value measurements. The Fund will adopt SFAS 157 during the fiscal year ending December 31, 2008. Management of the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts, however additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the statement of operations for the period.

(2) MANAGEMENT ARRANGEMENTS:

        The Fund has engaged Duff & Phelps Investment Management Co. (the “Adviser”) to provide professional investment management services for the Fund and has engaged J. J. B. Hilliard, W. L. Lyons, Inc. (the “Administrator”) to provide administrative and management services for the Fund. The Adviser receives a quarterly fee at an annual rate of .60% of the average weekly net assets of the Fund up to $1.5 billion and .50% of average

22

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
December 31, 2007

weekly net assets in excess thereof. The Administrator receives a quarterly fee at annual rates of .25% of average weekly net assets up to $100 million, .20% of average weekly net assets from $100 million to $1 billion, and .10% of average weekly net assets over $1 billion. For purposes of the foregoing calculations, “average weekly net assets” is defined as the sum of (i) the aggregate net asset value of the Fund’s common stock (ii) the aggregate liquidation preference of the Fund’s preferred stock and (iii) the aggregate proceeds to the Fund of commercial paper, if any, issued by the Fund. Directors of the Fund not affiliated with the Adviser receive a fee of $30,000 per year plus $3,000 per board meeting, plus $2,000 per committee meeting attended. The chairmen of the contracts, executive and nominating committees receive an additional fee of $6,000 per year. The chairman of the audit committee receives an additional fee of $7,500 per year. The chairman of the board receives an additional fee of $50,000 per year. Total fees paid to directors for the year ended December 31, 2007 were $488,053.

(3) INDEMNIFICATIONS:

        Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(4) DIVIDENDS:

        The Fund declares and pays dividends monthly. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions from and in excess of net investment income on the Statements of Changes in Net Assets consists of ordinary income distributions for federal income tax purposes. Ordinary income distributions for federal income tax purposes include distributions from realized gains, until the Fund utilizes all of its tax loss carryforwards.

        The tax character of all Fund distributions to common shareholders of $177,760,670 and $175,734,577 in 2007 and 2006, respectively, was ordinary income.

        Due to inherent differences in the recognition and distribution of income and realized gains/losses under U.S. generally accepted accounting principles and for federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. The reclassifications primarily relate to premium amortization and capital loss carryforwards utilized for current year distributions. These reclassifications have no impact on the net asset value of the Fund. At December 31, 2007 the following reclassifications were recorded:

Paid-in Surplus	Accumulated net realized loss on investments	Distributions in excess of net investment income
$(94,014,408)	$(7,605,638)	$101,620,046

23

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
December 31, 2007

(5) PREFERRED STOCK:

        In 1988, the Fund issued 5,000 shares of Remarketed Preferred Stock (“RP”) in five series of 1,000 shares each at a public offering price of $100,000 per share. In 2006, the Fund issued 20,000 shares of Auction Preferred Stock (“APS”) in five series of 4,000 shares each at a public offering price of $25,000 per share. The underwriting discount and other offering costs incurred in connection with the issuance of the RP and APS were recorded as a reduction of paid-in surplus on common stock. Dividends on the RP and APS are cumulative at a rate which was initially established for each series at the time of its initial offering. Since the initial offering of each series of RP and APS, the dividend rate on each series of RP has been reset every 49 days by a remarketing process and the dividend rate on each series of APS has been reset every seven days by an auction process. Dividend rates ranged from 4.03% to 6.80% on the RP and from 4.20% to 6.60% on the APS during the year ended December 31, 2007.

        The RP and APS are redeemable at the option of the Fund on any dividend payment date at a redemption price equal to $100,000 per share for each share of RP and $25,000 per share for each share of APS, plus accumulated and unpaid dividends in each case. The Fund is required to maintain certain asset coverage with respect to the RP and APS, and the RP and APS are subject to mandatory redemption if that asset coverage is not maintained. Each series of RP is also subject to mandatory redemption on a date certain, therefore, the RP is classified as a liability on the statement of assets and liabilities and the related dividends as interest expense on the statement of operations. The mandatory redemption dates are as follows: Series A - November 28, 2012; Series B - November 18, 2015; Series C - November 7, 2018; Series D - December 22, 2021; and Series E - December 11, 2024.

        In general, the holders of the RP and of the Common Stock have equal voting rights of one vote per share and the holders of the APS are entitled to 1/4 vote per share. Since each share of APS represents a liquidation preference of $25,000, and each share of RP represents a liquidation preference of $100,000 per share, the allocation of 1/4 vote per share to the APS gives all holders of preferred stock equal voting power per dollar of liquidation preference. The holders of the RP and APS, voting together as a class, are entitled to elect two members of the Board of Directors, and separate class votes are required on certain matters that affect the respective interests of the RP and APS and the Common Stock.

(6) INVESTMENT TRANSACTIONS:

        For the year ended December 31, 2007 purchases and sales of investment securities (excluding short-term securities) were $734,343,387 and $797,051,774, respectively.

        The Fund may lend portfolio securities to a broker/dealer. Loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The Fund receives a portion of the income earned on the securities held as collateral and continues to earn income on the loaned securities. Security loans are subject to the risk of failure by the borrower to return the loaned securities in which case the Fund could incur a loss. At December 31, 2007 the Fund had loaned portfolio securities with a market value of $564,930,213 and received $586,846,027 of cash collateral. This cash was invested in securities as shown in the Schedule of Investments.

24

Information about Directors and Officers of the Fund—(unaudited)

        Set forth below are the names and certain biographical information about the directors and officers of the Fund. Directors are divided into three classes and are elected to serve staggered three-year terms. All of the directors are elected by the holders of the Fund’s common stock, except for Mr. Genetski and Ms. Lampton, who are elected by the holders of the Fund’s preferred stock. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940, are referred to as “Independent Directors.” Any director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” The term “Fund Complex” refers to the Fund and all other investment companies advised by affiliates of Phoenix Investment Partners, Ltd. (“PXP”).

Independent Directors

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by the Director
Stewart E. Conner c/o Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 66	Director	Term expires 2010; Director since April 2004	Attorney, Wyatt Tarrant & Combs LLP since 1966 (Chairman, Executive Committee 2000–2004, Managing Partner 1988–2000)	1

Connie K. Duckworth c/o Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 53	Director	Term expires 2008; Director since April 2002	Founder, Chairman and President, Arzu, Inc. (nonprofit corporation created to assist Afghan women through sale of homemade rugs) since August 2003; Member, Eight Wings Enterprises LLC (investor in early-stage businesses) 2002–2004; Advisory Director, Goldman Sachs & Company, December 2000–December 2001 (Managing Director, December 1996–December 2000, Partner 1990–1996, Chief Operating Officer of Firmwide Diversity Committee 1990–1995)	1

Director, Smurfit-Stone Container Corporation (packaging manufacturer) and Frank Russell Company (investment services companies); Trustee, Northwestern Mutual Life Insurance Company; Director and Chairman, Evanston Northwestern Health Care Corporation; Member, Board of Overseers, Wharton School of the University of Pennsylvania; Director, Global Heritage Fund (archaeological conservation organization)

25

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by the Director
Francis E. Jeffries c/o Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 77	Director and Chairman of the Board	Term expires 2008; Director since January 1987

Retired Chairman of the Board of PXP since May 1997; Chairman of the Board of the Fund since May 2005 (Vice Chairman April 2004–May 2005); Chairman of the Board of DTF Tax-Free Income Inc. (“DTF”) since September 1991 and Duff & Phelps Utility and Corporate Bond Trust Inc. (“DUC”) since November 1992 (President of DTF and DUC, January 2000–February 2004); Chairman of the Board of PXP, November 1995–May 1997; Chairman and Chief Executive Officer, Duff & Phelps Corporation, June 1993–November 1995 (President and Chief Executive Officer, January 1992–June 1993); Chairman of the Board of the Adviser, 1988–1993

				58

Robert J. Genetski(1) c/o Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 65	Director	Term expires in 2010; Director since April 2001	President, Robert Genetski & Associates, Inc. (economic and financial consulting firm) since 1991; Senior Managing Director, Chicago Capital Inc. (financial services firm) 1995–2001; former Senior Vice President and Chief Economist, Harris Trust & Savings Bank, author of several books; regular contributor to the Nikkei Financial Daily	1	Director, Midwest Banc Holdings, Inc.

Nancy Lampton(1) c/o Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 65	Director and Vice Chairman of the Board	Term expires 2009; Director since October 1994	Chairman and Chief Executive Officer, Hardscuffle Inc. (insurance holding company) since January 2000; Chairman and Chief Executive Officer, American Life and Accident Insurance Company of Kentucky since 1971	3	Director, Constellation Energy Group, Inc. (public utility holding company); Advisory Board Member, Thorium Power, Inc. (designer of non-proliferative fuel for nuclear energy needs)

26

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by the Director
Christian H. Poindexter c/o Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 69	Director	Term expires 2009; Director since May 2003	Retired Executive Committee Chairman, Constellation Energy Group, Inc. (public utility holding company) since March 2003 (Executive Committee Chairman, July 2002–March 2003; Chairman of the Board, April 1999–July 2002; Chief Executive Officer, April 1999–October 2001; President, April 1999–October 2000) Chairman, Baltimore Gas and Electric Company, January 1993–July 2002 (Chief Executive Officer January 1993–July 2000; President, March 1998–October 2000; Director, 1988–2003)	1	Director, The Baltimore Life Insurance Company; Chairman Investment Committee, U.S. Naval Academy Foundation

Carl F. Pollard c/o Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 69	Director	Term expires 2008; Director since April 2002	Owner, Hermitage Farm L.L.C. (thoroughbred breeding) since January 1995; Chairman, Columbia Healthcare Corporation 1993–1994; Chairman and Chief Executive Officer, Galen Health Care, Inc, March–August 1993, President and Chief Operating Officer, Humana Inc. 1991–1993 (previously Senior Executive Vice President, Executive Vice President and Chief Financial Officer)	3	Chairman of the Board and Director, Churchill Downs Incorporated

David J. Vitale c/o Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 61	Director	Term expires 2009; Director since April 2000

Senior Advisor to the CEO, Chicago Public Schools since April 2007; Chief Administrative Officer, Chicago Public Schools April 2003–April 2007; Private investor November 2002–April 2003; President and Chief Executive Officer, Board of Trade of the City of Chicago, Inc. March 2001–November 2002; Retired executive 1999–2001; Vice Chairman and Director, Bank One Corporation, 1998–1999; Vice Chairman and Director, First Chicago NBD Corporation, and President, The First National Bank of Chicago, 1995–1998; Vice Chairman, First Chicago Corporation and The First National Bank of Chicago, 1993–1998 (Director, 1992–1998; Executive Vice President, 1986–1993)

				3

Director, UAL Corporation (airline holding company), ISO New England Inc. (not for profit independent system operator of New England’s electricity supply), Wheels, Inc. (automobile fleet management) and Ariel Capital Management, LLC

27

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by the Director
Interested Director

Nathan I. Partain Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 51	President and Chief Executive Officer	Term expires 2010; President and Chief Executive Officer since February 2001	President and Chief Executive Officer of the Fund since February 2001 (Chief Investment Officer since January 1998; Executive Vice President, April 1998–February 2001; Senior Vice President January 1997–April 1998); President and Chief Investment Officer of the Adviser since April 2005 (Executive Vice President 1997–2005); President and Chief Executive Officer of DTF and DUC since February 2004; Director of Utility Research, Duff & Phelps Investment Research Co. 1989–1996 (Director of Equity Research, 1993–1996 and Director of Fixed Income Research, 1993)	3	Director, Otter Tail Corporation (manages diversified operations in the electric, plastics, manufacturing, health services, food ingredient processing and other business operations sectors)

(1)	Elected by the holders of the Fund’s preferred stock.

        Additional information about the Fund’s directors is contained in the Statement of Additional Information (“SAI”) constituting Part B of the Fund’s Registration Statement on Form N-2 filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC’s Internet web site, http://www.sec.gov. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who so requests by calling the Administrator at (888) 878-7845 (toll-free).

Officers of the Fund

        The officers of the Fund are elected at the annual meeting of the board of directors of the Fund. The officers receive no compensation from the Fund, but are also officers of the Fund’s investment adviser or the Fund’s administrator and receive compensation in such capacities. Information about Nathan I. Partain, the President and Chief Executive Officer of the Fund, is provided above under the caption “Interested Director.”

Name, Address and Age	Position(s) Held with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
T. Brooks Beittel Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 57	Secretary and Senior Vice President since January 1995; Treasurer, January 1995–September 2002	Senior Vice President of the Adviser since 1993 (Vice President 1987–1993); Secretary of DUC and DTF since May 2005

28

Name, Address and Age	Position(s) Held with Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years
Joseph C. Curry, Jr. c/o Hilliard Lyons Asset Management 500 West Jefferson St. Louisville, KY 40202 Age: 63	Treasurer since September 2002; Senior Vice President since May 2006 (Vice President, April 1988–May 2006)

Senior Vice President, J.J.B. Hilliard, W.L. Lyons, Inc. since 1994 (Vice President 1982–1994); President, Hilliard-Lyons Government Fund, Inc. since 1986; Vice President and Assistant Treasurer, Senbanc Fund since 1999

Joyce B. Riegel Duff & Phelps Investment Management Co. 55 East Monroe Street Suite 3600 Chicago, IL 60603 Age: 53	Chief Compliance Officer since February 2004

Senior Vice President and Chief Compliance Officer of the Adviser since 2004 (Vice President and Compliance Officer of the Adviser 2002–2004), Chief Compliance Officer of DTF and DUC since 2003. Vice President and Chief Compliance Officer, Stein Roe Investment Counsel LLC 2001–2002

Dianna P. Wengler c/o Hilliard Lyons Asset Management 500 West Jefferson St. Louisville, KY 40202 Age: 47	Vice President since May 2006 (Assistant Vice President, April 2004–May 2006); Assistant Secretary since April 1998	Vice President, J.J.B. Hilliard, W.L. Lyons, Inc. since 1990; Senior Vice President, Hilliard-Lyons Government Fund, Inc. since 2006, Treasurer since 1988 (Vice President 1985-2006)

Information about Proxy Voting by the Fund—(unaudited)

        A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s web site http://www.dnpselectincome.com or on the SEC’s web site http://www.sec.gov.

        Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s web site at http://www.dnpselectincome.com or on the SEC’s web site at http://www.sec.gov.

Information about the Fund’s Portfolio Holdings—(unaudited)

        The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. In addition, the Fund’s Form N-Q is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s web site at http://www.dnpselectincome.com.

CEO and CFO Certifications—(unaudited)

        In 2007, the Fund’s chief executive officer (“CEO”) provided to the New York Stock Exchange the annual CEO certification regarding the Fund’s compliance with the New York Stock Exchange’s corporate governance listing standards. In addition, the Fund’s CEO and the Fund’s chief financial officer (“CFO”) filed with the SEC all required certifications regarding the quality of the Fund’s public disclosure in its reports filed with the SEC in 2007.

29

Board of Directors

FRANCIS E. JEFFRIES, CFA
Chairman

NANCY LAMPTON
Vice Chairman

STEWART E. CONNER

CONNIE K. DUCKWORTH

ROBERT J. GENETSKI

NATHAN I. PARTAIN, CFA

CHRISTIAN H. POINDEXTER

CARL F. POLLARD

DAVID J. VITALE

Officers

NATHAN I. PARTAIN, CFA
President, Chief Executive Officer and
Chief Investment Officer

T. BROOKS BEITTEL, CFA
Senior Vice President and Secretary

JOSEPH C. CURRY, JR.
Senior Vice President and Treasurer

JOYCE B. RIEGEL
Chief Compliance Officer

DIANNA P. WENGLER
Vice President and Assistant Secretary

DNP Select Income Fund Inc.

Common stock listed on the New York
Stock Exchange under the symbol DNP

55 East Monroe Street, Suite 3600
Chicago, Illinois 60603 (312) 368-5510

Shareholder inquiries please contact:

Transfer Agent,
Dividend Disbursing
Agent and Custodian

BNY Mellon
Shareowner Services
480 Washington Blvd.
Jersey City, New Jersey 07310

Investment Adviser

Duff & Phelps Investment
Management Co.
55 East Monroe Street
Chicago, Illinois 60603

Administrator

J.J.B. Hilliard, W.L. Lyons, Inc.
500 West Jefferson Street
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer Brown LLP
71 South Wacker Drive
Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer (the “Code of Ethics”). The registrant’s principal financial officer also performs the functions of principal accounting officer.

The text of the registrant’s Code of Ethics is posted on the registrant’s web site at http://www.dnpselectincome.com. In the event that the registrant makes any amendment to or grants any waiver from the provisions of its Code of Ethics, the registrant intends to disclose such amendment or waiver on its web site within five business days.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors has determined that two members of its audit committee, Christian H. Poindexter and Carl F. Pollard, are audit committee financial experts and that each of them is “independent” for purposes of this Item.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is incorporated by reference from the section captioned “Audit and Non-Audit Fees” in the registrant’s definitive proxy statement filed within 120 days after the end of the fiscal year covered by this report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (the “Exchange Act”). The members of the committee are Connie K. Duckworth, Robert J. Genetski, Christian H. Poindexter and Carl F. Pollard.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

DNP SELECT INCOME FUND INC.
PROXY VOTING POLICIES AND PROCEDURES
Adopted May 13, 2003 and Amended May 11, 2007

I.	Definitions. As used in these Policies and Procedures, the following terms shall have the meanings ascribed below:

A.	“Adviser” refers to Duff & Phelps Investment Management Co.

B.	“Adviser’s Act” refers to the Investment Adviser’s Act of 1940, as amended.

C.	“corporate governance matters” refers to changes involving the corporate ownership or structure of an issuer whose voting securities are within a portfolio holding, including changes in the state of incorporation, changes in capital structure, including increases and decreases of capital and preferred stock issuance, mergers and other corporate restructurings, and anti-takeover provisions such as staggered boards, poison pills, and supermajority voting provisions.

D.	“Delegate” refers to the Adviser, any proxy committee to which the Adviser delegates its responsibilities hereunder and any qualified, independent organization engaged by the Adviser to vote proxies on behalf of the Fund.

E.	“executive compensation matters” refers to stock option plans and other executive compensation issues.

F.	“Fund” refers to DNP Select Income Fund Inc.

G.	“Investment Company Act” refers to the Investment Company Act of 1940, as amended.

H.	“portfolio holding” refers to any company or entity whose voting securities are held within the investment portfolio of the Fund as of the date a proxy is solicited.

I.	“proxy contests” refer to any meeting of shareholders of an issuer for which there are at least two sets of proxy statements and proxy cards, one solicited by management and the others by a dissident or group of dissidents.

J.	“social issues” refers to social, political and environmental issues.

K.	“takeover” refers to “hostile” or “friendly” efforts to effect radical change in the voting control of the board of directors of a company.

II.	General policy. It is the intention of the Fund to exercise voting stock ownership rights in portfolio holdings in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Fund. Accordingly, the Fund or its Delegate(s) shall endeavor to analyze and vote all proxies that are considered likely to have financial implications, and, where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Fund and its Delegate(s) must also identify potential or actual conflicts of interests in voting proxies and address any such conflict of interest in accordance with these Policies and Procedures.

III.	Factors to consider when voting.

A.	The Delegate may abstain from voting when it concludes that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.

B.	In analyzing anti-takeover measures, the Delegate shall vote on a case-by-case basis taking into consideration such factors as overall long-term financial performance of the target company relative to its industry competition. Key measures which shall be considered include, without limitation, five-year annual compound growth rates for sales, operating income, net income, and total shareholder returns (share price appreciation plus dividends). Other financial indicators that will be considered include margin analysis, cash flow, and debt levels.

C.	In analyzing proxy contests for control, the Delegate shall vote on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

D.	In analyzing contested elections for director, the Delegate shall vote on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. The Delegate shall also consider the independence and attendance record of board and key committee members. A review of the corporate governance profile shall be completed highlighting entrenchment devices that may reduce accountability.

E.	In analyzing corporate governance matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as tax and economic benefits associated with amending an issuer’s state of incorporation, dilution or improved accountability associated with changes in capital structure, management proposals to require a supermajority shareholder vote to amend charters and bylaws and bundled or “conditioned” proxy proposals.

F.	In analyzing executive compensation matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.

G.	The Delegate shall generally vote against shareholder proposals on social issues, except where the Delegate determines that a different position would be in the clear economic interests of the Fund and its shareholders.

IV.	Responsibilities of Delegates.

A.	In the absence of a specific direction to the contrary from the Board of Directors of the Fund, the Adviser will be responsible for voting proxies for all portfolio holdings in accordance with these Policies and Procedures, or for delegating such responsibility as described below.

B.	The Adviser may delegate its responsibilities hereunder to a proxy committee established from time to time by the Adviser and may engage one or more qualified, independent organizations to vote proxies on behalf of the Fund. The Adviser shall be responsible for the ensuring that any such Delegate is informed of and complies with these Policies and Procedures.

C.	In voting proxies on behalf of the Fund, each Delegate shall have a duty of care to safeguard the best interests of the Fund and its shareholders and to act in accordance with these Policies and Procedures.

D.	No Delegate shall accept direction or inappropriate influence from any other client or third party, or from any director, officer or employee of any affiliated company, and shall not cast any vote inconsistent with these Policies and Procedures without obtaining the prior approval of the Board of Directors of the Fund or its duly authorized representative.

V.	Conflicts of interest

A.	The Fund and its Delegate(s) seek to avoid actual or perceived conflicts of interest in the voting of proxies for portfolio holdings between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other hand. The Board of Directors may take into account a wide array of factors in determining whether such a conflict exists, whether such conflict is material in nature, and how to properly address or resolve the same.

B.	While each conflict situation varies based on the particular facts presented and the requirements of governing law, the Board of Directors or its duly authorized representative may take the following actions, among others, or otherwise give weight to the following factors, in addressing material conflicts of interest in voting (or directing Delegates to vote) proxies pertaining to portfolio holdings: (i) vote pursuant to the recommendation of the proposing Delegate; (ii) abstain from voting; or (iii) rely on the recommendations of an established, independent third party with qualifications to vote proxies, such as Institutional Shareholder Services.

C.	The Adviser shall notify the Board of Directors of the Fund promptly after becoming aware that any actual or potential conflict of interest exists and shall seek the Board of Directors’ recommendations for protecting the best interests of Fund’s shareholders. The Adviser shall not waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Directors or its duly authorized representative.

VI.	Miscellaneous.

A.	A copy of the current Proxy Voting Policies and Procedures and the voting records for the Fund, reconciling proxies with portfolio holdings and recording proxy voting guideline compliance and justification, shall be kept in an easily accessible place and available for inspection either physically or through electronic posting on an approved website.

B.	In the event that a determination, authorization or waiver under these Policies and Procedures is requested at a time other than a regularly scheduled meeting of the Board of Directors, the Chairman of the Audit Committee shall be the duly authorized representative of the Board of Directors with the authority and responsibility to interpret and apply these Policies and Procedures and shall provide a report of his or her determinations at the next following meeting of the Board of Directors.

C.	The Adviser shall present a report of any material deviations from these Policies and Procedures at every regularly scheduled meeting of the Board of Directors and shall provide such other reports as the Board of Directors may request from time to time. The Adviser shall provide to the Fund or any shareholder a record of its effectuation of proxy voting pursuant to these Policies and Procedures at such times and in such format or medium as the Fund shall reasonably request. The Adviser shall be solely responsible for complying with its disclosure and reporting requirements under applicable laws and regulations, including, without limitation, Rule 206(4)-6 under the Advisers Act. The Adviser shall gather, collate and present information relating to its proxy voting activities and those of each Delegate in such format and medium as the Fund shall determine from time to time in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the Investment Company Act.

D.	The Adviser shall pay all costs associated with proxy voting for portfolio holdings pursuant to these Policies and Procedures and assisting the Fund in providing public notice of the manner in which such proxies were voted, except that the Fund shall pay the costs associated with any filings required under the Investment Company Act.

E.	In performing its duties hereunder, any Delegate may engage the services of a research and/or voting adviser, the cost of which shall be borne by such Delegate.

F.	These Policies and Procedures shall be presented to the Board of Directors annually for their amendment and/or approval.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund’s Portfolio Managers

        A team of investment professionals employed by Duff & Phelps Investment Management Co., the Fund’s investment adviser (the “Adviser”), is responsible for the day-to-day management of the Fund’s portfolio. The members of that investment team and their respective areas of responsibility and expertise, as of March 4, 2008, are as follows:

        Nathan I. Partain, CFA, has led the Fund’s portfolio management team since 1998 and has served on the Fund’s portfolio management team since 1996. He has been President, Chief Executive Officer and Chief Investment Officer of the Fund since February 2001 (Executive Vice President and Chief Investment Officer from 1998 to 2001). Mr. Partain has been President and Chief Investment Officer of the Adviser since April 2005 (Executive Vice President from 1997 to 2005), President and Chief Executive Officer of DTF Tax-Free Income Inc. (“DTF”) and Duff & Phelps Utility and Corporate Bond Trust Inc. (“DUC”), two other closed-end utilities oriented funds, since February 2004, and lead portfolio manager of Phoenix Global Utilities Fund (“PGU”), an open-end utilities oriented fund, since October 2004. Mr. Partain has final investment authority with respect to the Fund’s entire investment portfolio. He joined the Duff & Phelps organization in 1987 and has served since then in positions of increasing responsibility. He is also a director of Otter Tail Corporation (since 1993).

        T. Brooks Beittel, CFA, has served on the Fund’s portfolio management team and has been Secretary and a Senior Vice President of the Fund since January 1995 (Treasurer from January 1995 to September 2002). He has been Senior Vice President of the Adviser since 1993 (Vice President 1987-1993) and Secretary of DTF and DUC since May 2005. He is also a member of the portfolio management teams of DUC and PGU. Mr. Beittel concentrates his research on fixed-income securities and has investment authority with respect to the Fund’s fixed-income portfolio. He joined the Duff & Phelps organization in 1987 and has served since then in positions of increasing responsibility.

        Geoffrey P. Dybas, CFA, has served on the Fund’s portfolio management team since 1996 and has been a Senior Vice President of the Adviser since March 2004 (Vice President from 1998 to 2004). Mr. Dybas concentrates his research on REIT securities and has investment authority with respect to the Fund’s REIT portfolio. He is also the senior portfolio manager for all REIT products managed by the Adviser. These products include the Phoenix Real Estate Securities Fund, the Phoenix Real Estate Securities Series sub-account of the Phoenix Edge Series annuity products, Duff & Phelps Real Estate Securities Trust and various institutional separate accounts. He joined the Duff & Phelps organization in 1995 and has served since then in positions of increasing responsibility.

        Deborah A. Jansen, CFA, has served on the Fund’s portfolio management team and has been a Senior Vice President of the Adviser since January 2001. She is also a member of the portfolio management team of PGU. Ms. Jansen concentrates her research on the global electric and natural gas industries and makes recommendations to Mr. Partain with regard to equity investments in those industries. Prior to joining the Adviser in 2001, Ms. Jansen was a Senior Vice President, Principal and Equity Portfolio Manager at Stein Roe and Farnham, Inc. from 1996 to 2000.

        Connie M. Luecke, CFA, has served on the Fund’s portfolio management team since 1996 and has been a Senior Vice President of the Adviser since January 1998 (Managing Director from 1996 to 1998). She is also a member of the portfolio management team of PGU. Ms. Luecke concentrates her research on the global telecommunications industries and makes recommendations to Mr. Partain with regard to equity investments in those industries. She joined the Duff & Phelps organization in 1992 and has served since then in positions of increasing responsibility.

        Daniel J. Petrisko, CFA, has served on the Fund’s portfolio management team since 2004 and has been a Senior Vice President of the Adviser since 1997 (Vice President from 1995 to 1997). He has been Chief Investment Officer of DUC, another closed-end utilities oriented fund, since February 2004 (Portfolio Manager from 2002 to 2004, Vice President since 2000). Mr. Petrisko assists Mr. Beittel with respect to the management of the Fund’s fixed-income portfolio. He joined the Duff & Phelps organization in 1995 and has served since then in positions of increasing responsibility.

        Randle L. Smith, CFA, has served on the Fund’s portfolio management team since 1996 and has been a Senior Vice President of the Adviser since January 1998 (Managing Director from 1996 to 1998). He is also a member of the portfolio management team of PGU. Mr. Smith concentrates his research on the global electric and natural gas industries and makes recommendations to Mr. Partain with regard to equity investments in those industries. He joined the Duff & Phelps organization in 1990 and has served since then in positions of increasing responsibility.

Other Accounts Managed by the Fund’s Portfolio Managers

        The following table provides information as of December 31, 2007 regarding the other accounts besides the Fund that are managed by the portfolio managers of the Fund. As noted in the table, portfolio managers of the Fund may also manage or be members of management teams for other mutual funds within the same fund complex or other similar accounts. For purposes of this disclosure, the term “fund complex” includes the Fund and all other investment companies advised by affiliates of Phoenix Investment Partners, Ltd. (“PXP”), the Adviser’s parent company. As of December 31, 2007, the Fund’s portfolio managers did not manage any accounts with respect to which the advisory fee is based on the performance of the account, nor do they manage any hedge funds.

	Registered Investment Companies (1)		Other Pooled Investment Vehicles (2)		Other Accounts (3)
Name of Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Nathan I. Partain	0	$ 0	0	—	0	—
T. Brooks Beittel	2	$ 574.4	0	—	0	—
Geoffrey P. Dybas	3	$1,216.8	1	$46.3	10	$ 314.6
Deborah A. Jansen	0	$ 0	0	—	0	—
Connie M. Luecke	1	$ 69.0	0	—	0	—
Daniel J. Petrisko	1	$ 505.4	0	—	8	$1,622.9
Randle L. Smith	1	$ 69.0	0	—	0	—

(1)	Registered Investment Companies include all open and closed-end mutual funds. For Registered Investment Companies, assets represent net assets of all open-end investment companies and gross assets of all closed- end investment companies.
(2)	Other Pooled Investment Vehicles include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act of 1940, such as private placements and hedge funds.
(3)	Other Accounts include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds and collateralized bond obligations.

        There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’management of the Fund’s investments and the investments of any other accounts they manage. Such conflicts could include aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the Adviser may have in place that could benefit the Fund and/or such other accounts. The Adviser has adopted policies and procedures designed to address any such conflicts of interest to ensure that all management time, resources and investment opportunities are allocated equitably. There have been no material compliance issues with respect to any of these policies and procedures during the Fund’s most recent fiscal year.

Compensation of the Fund’s Portfolio Managers

        The following is a description of the compensation structure, as of December 31, 2007, of the Fund’s portfolio managers. The Fund’s portfolio managers receive a competitive base salary, an incentive bonus opportunity and a benefits package.

        Each portfolio manager is paid a fixed base salary, which is determined by PXP and is designed to be competitive in light of the individual’s experience and responsibilities. The management of PXP uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

        The incentive bonus package for portfolio managers is based upon how well the individual manager meets or exceeds assigned goals and a subjective assessment of contribution to the team effort. Their incentive bonus also reflects an investment performance component. The performance component is based in part on achieving and/or exceeding income targets underlying the Fund’s ability to pay common stock dividends, and in part on performance relative to a composite of the S&P Utility Market Price Index and the Lehman Brothers Utility Bond Index reflecting the stock and bond ratio of the Fund. The performance component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks. This ensures that investment personnel will remain focused on managing and acquiring securities that correspond to the Fund’s mandate and risk profile. It also avoids the temptation for portfolio managers to take on more risk and unnecessary exposure to chase performance for personal gain.

        Incentive bonus compensation of the Fund’s portfolio managers is currently comprised of two main components: 70% of the incentive bonus is based on formulaic calculation of investment performance measures, including the Fund’s earnings per share and total return over a one-year period. The total return is compared to a composite of the Lehman Utility Bond Index and the S&P Utility Market Price Index. Portfolio managers who manage more than one product may have other components in their formulaic calculation that are appropriate to the other products, weighted according to the proportion of the manager’s time that is allocated to each specific product. The remaining 30% of the incentive bonus is based on the profitability of The Phoenix Companies, Inc. (“PNX”), the ultimate parent of PXP and the Adviser. Fifteen percent of such compensation was payable in PNX restricted stock units, which vest over a three-year period, commencing on the award date.

        The portfolio managers’ incentive bonus compensation is not based on the value of assets held in the Fund’s portfolio, except to the extent that the level of assets in the Fund’s portfolio affects the advisory fee received by the Adviser, and thus indirectly the profitability of PNX.

        Finally, the Fund’s portfolio managers are eligible to participate in a deferred compensation plan to defer their compensation and realize tax benefits. Portfolio managers are also eligible to participate in broad-based plans offered generally to the firm’s employees, including broad-based retirement, 401(k), health and other employee benefit plans. Portfolio managers may also receive PNX stock options and/or be granted PNX restricted stock at the discretion of the PNX board of directors. To date no portfolio manager of the Fund has received awards under the PNX restricted stock units long-term incentive plan, grants of restricted stock at the discretion of the PNX board of directors, or any at or in-the-money PNX stock options.

Equity Ownership of Portfolio Managers

        The following table sets forth the dollar range of equity securities in the Fund beneficially owned, as of December 31, 2007, by each of the portfolio managers identified above.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
T. Brooks Beittel	$1-$10,000
Geoffrey P. Dybas	None
Deborah A. Jansen	None
Connie M. Luecke	$1-$10,000
Nathan I. Partain	$100,001-$500,000
Daniel J. Petrisko	None
Randle L. Smith	$50,001-$100,000

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, no purchases were made by or on behalf of the registrant or any “affiliated purchaser” (as defined in Rule 10b-18(a)(3) under the Exchange Act) of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (i.e., in the registrant’s Proxy Statement dated March 1, 2005) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)*	/s/ NATHAN I. PARTAIN
Nathan I. Partain President and Chief Executive Officer

Date	March 4, 2008

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ NATHAN I. PARTAIN
Nathan I. Partain President and Chief Executive Officer

Date	March 4, 2008

By (Signature and Title)*	/s/ JOSEPH C. CURRY, JR.
Joseph C. Curry, Jr. Senior Vice President and Treasurer (principal financial officer)

Date	March 4, 2008

*	Print the name and title of each signing officer under his or her signature.